Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Kandal M Venture Limited
Entity Central Index Key	0002024656
Entity File Number	001-42715
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Padachi Village
Entity Address, Address Line Two	Prek Ho Commune
Entity Address, City or Town	Takhmao Town
Entity Address, Country	KH
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	FMFC
Security Exchange Name	NASDAQ
Class A ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	15,300,000
Class B ordinary shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	3,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Fok Yui Kwong
Entity Address, Address Line One	Padachi Village
Entity Address, Address Line Two	Prek Ho Commune
Entity Address, City or Town	Takhmao Town
Entity Address, Country	KH
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+855
Local Phone Number	23425205